SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, and in accordance with the rules and regulations of the Securities and Exchange Commission, or SEC, for interim reporting. Pursuant to these rules and regulations, certain information and footnote disclosures normally included in complete annual financial statements have been condensed or omitted. Therefore, these interim financial statements should be read in conjunction with the audited annual consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, filed with the SEC on March 31, 2011.

        The consolidated financial statements at September 30, 2011 and for nine months ended September 30, 2011 and 2010, are unaudited, but includes all adjustments (consisting of only normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial information set forth herein in accordance with GAAP. The balance sheet as of December 31, 2010 has been derived from the audited financial statements included in the Form 10-K for that year. Certain reclassifications were made to conform to the current presentation. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

        The results of operations for the interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. As further described in Note 8, the Company raised $42.0 million of gross proceeds, and approximately $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expense through an initial public offering completed on February 8, 2011.

  Recently Issued Accounting Guidance

        In September 2011, the Financial Accounting Standards Board, or FASB, released Accounting Standards Update, or ASU, No. 2011-08, "Intangibles-Goodwill and Other." The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (January 1, 2012 for the Company). The Company has determined that this guidance will not have a material impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. ASU No. 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company) and interim and annual periods thereafter. Early adoption is permitted, and full retrospective application is required. Since this ASU pertains to presentation requirements only, the adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

  Changes in Capital Structure

        On January 12, 2011, the Company effected a one-for-10.755 reverse stock split of the Company's outstanding common stock. Stockholders entitled to fractional shares as a result of the reverse stock split received a cash payment for such fractional shares in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. All references to common stock and per share information, except par value, in the accompanying consolidated financial statements and notes thereto have been adjusted retrospectively to reflect the effect of the reverse stock split.

        On February 8, 2011, the Company completed an initial public offering of common stock, as further described in Note 8. Upon the closing of the initial public offering, all outstanding shares of Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into 10,647,549 shares of common stock. On February 8, 2011, the Company filed an Amended and Restated Certificate of Incorporation ("Amended Certificate of Incorporation"), whereby the Company (i) increased its authorized common stock from 120,000,000 shares ($0.001 par value) to 250,000,000 shares ($0.001 par value), (ii) authorized 5,000,000 shares ($0.001 par value) of preferred stock, and (iii) eliminated the previously existing series of preferred stock.

  Concentration of Major Customers

        The Company's customers are its commercial, distribution and licensing partners. For the nine months ended September 30, 2011, the Company's three largest customers accounted for 45%, 20% and 19%, respectively, of the Company's revenues. For the nine months ended September 30, 2010, the Company's four largest customers accounted for 52%, 21%, 11% and 10% individually, of the Company's revenues. No other individual customer accounted for more than 10% of the Company's revenues for these periods. The Company is dependent on its commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived. Therefore, the Company's future revenues from these products are highly dependent on commercial and distribution arrangements.

  Per Share Data

        Net loss per share was determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock was a participating security, because the stockholders of the Series A Convertible preferred stock were entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

        Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made.

        Diluted net loss per share is calculated by dividing net loss available to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and warrants (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 1.4 million and 7.2 million for the nine months ended September 30, 2011 and 2010, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation and Principles of Consolidation

        The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries PPI-California and Pacira Limited. Pacira Limited was incorporated in the United Kingdom and its functional currency is the U.S. dollar. Intercompany accounts and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred losses and negative operating cash flows since inception and future losses are anticipated. As described in Note 18, the Company has raised $42 million of gross proceeds, before offering costs, through an initial public offering completed on February 8, 2011. Although the offering and our cash resources provide the Company adequate funding for the next 12 months, the longer-term ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flows and securing additional financing.

  Reverse Stock Split

        On January 12, 2011, the board of directors of the Company approved, and on January 12, 2011 the stockholders of the Company approved, a one-for-10.755 reverse stock split of the Company's outstanding common stock, which was effected on January 12, 2011. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment for such fractional shares within 180 days following the effective date of the reverse stock split in lieu of receiving fractional shares. The reverse stock split affected all holders of the Company's preferred stock and common stock uniformly. Shares of common stock underlying outstanding stock options were proportionately reduced and the respective exercise prices of the stock options were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company's series A preferred stock and convertible notes were proportionately reduced and the respective conversion prices were proportionately increased. All references to preferred and common stock and per share information, except par value and authorized shares, in these consolidated financial statements and notes have been adjusted to reflect the effects of the reverse stock split.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and contingent liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company's critical accounting policies are those that are both most important to the Company's consolidated financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Because of the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

  Cash and Cash Equivalents

        All highly-liquid investments with maturities of 90 days or less when purchased are considered cash equivalents.

  Restricted Cash

        As further discussed in Note 10, the Company has entered into a financing agreement with Royalty Securitization Trust I ("RST") for the sale of a royalty interest in its DepoCyt(e) and DepoDur supply revenue and royalties. As part of this financing agreement, the Company and RST maintain a lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. The Company has no minimum payment obligations under this agreement. Commencing on April 1 of every year, the first $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to RST, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The RST agreement terminates on December 31, 2014. The royalty interest agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates.

  Credit Risk

        Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed Federal insured limits. At December 31, 2010, the Company had cash and cash equivalent balances in excess of Federally insured limits in the amount of approximately $1.3 million. The Company performs ongoing credit evaluations of its customers, as warranted, and generally does not require collateral. Revenues from the supply of manufactured product for the Company's commercial partners, royalties, contractual services provided to its collaboration partners and licensing and development fees are primarily derived from major pharmaceutical companies that generally have significant cash resources. Allowances for doubtful accounts receivable are maintained based on historical payment patterns, aging of accounts receivable and actual write-off history. As of December 31, 2010 and 2009, no allowances for doubtful accounts were deemed necessary by the Company on its trade accounts receivable.

  Concentration of Major Customers

        The Company's customers are its commercial and collaborative and licensing partners. For the year ended December 31, 2010, the Company's three largest customers accounted for 49%, 21% and 13%, respectively, of the Company's net revenues. For the year ended December 31, 2009, the Company's three largest customers accounted for 44%, 23%, 20%, respectively, of the Company's net revenues. For the year ended December 31, 2008, the Company's four largest customers accounted for 46%, 20%, 16% and 12%, respectively, of the Company's net revenues. No other individual customers accounted for more than 10% of net revenues. As of December 31, 2010, the Company's three largest customers accounted for 66%, 17% and 11%, respectively, of the Company's trade accounts receivables. As of December 31, 2009, the Company's three largest customers accounted for 56%, 26% and 13%, respectively, of the Company's trade accounts receivables. The Company is dependent on these commercial partners to market and sell DepoCyt(e) and DepoDur, from which a substantial portion of its revenues is derived; therefore, the Company's future revenues from these products are highly dependent on these collaboration and distribution arrangements.

        Domestic net revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 48%, 52% and 48% of the Company's net revenues, respectively. Export revenues for the years ended December 31, 2010, 2009 and 2008 accounted for 52%, 48% and 52% of the Company's net revenues, respectively.

  Inventories

        Inventories consist of finished goods held for sale and distribution, raw materials and work in process, and are stated at the lower of cost, which includes amounts related to material, labor and overhead, and is determined using the first-in, first-out ("FIFO") method, or market (net realizable) value. The Company periodically reviews its inventory to identify obsolete, slow-moving or otherwise unsalable inventories, and establishes allowances for situations in which the cost of the inventory is not expected to be recovered. Overhead costs associated with excess manufacturing capacity are charged to cost of revenue, as incurred.

  Fixed Assets

        Fixed assets are recorded at cost, net of accumulated depreciation and amortization. The Company reviews its property, plant and equipment assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Depreciation of fixed assets is provided over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease terms. Useful lives by asset category are as follows:

Asset Category	Years
Manufacturing and laboratory equipment	5 to 10 years
Computer equipment and software	1 to 3 years
Office furniture and equipment	5 years
Leasehold improvements	1 to 9 years (up to the lease term)

  Impairment of Long-Lived Assets

        Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis. Management reviews long-lived assets, including fixed assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value for the Company's long-lived assets is determined using the expected cash flows discounted at a rate commensurate with the risk involved.

  Settlement of Trade Payables

        During April 2009, the Company initiated a payables settlement program with its trade creditors using various settlement arrangements. As of April 30, 2009, total outstanding unsecured trade payables subject to these settlement arrangements were $14.3 million. These creditors agreed to settle their outstanding balances for an aggregate of $12.5 million resulting in reduction in payables of $1.8 million. The Company has recorded a $1.3 million reduction to the carrying amount of fixed assets and included a $0.4 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2009 and $0.1 million gain in other income on the Company's consolidated statement of operations for the year ended December 31, 2010. As of December 31, 2010, $3.3 million related to these settlement arrangements remained outstanding and was included in accounts payable in the Company's consolidated balance sheet.

  Foreign Currencies

        Realized gains and losses from foreign currency transactions are reflected in the consolidated statements of operations and were not significant in any period in the years ended December 31, 2010, 2009 or 2008. All foreign currency receivables and payables are measured at the applicable exchange rate at the end of the reporting period.

  Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2010 and 2009, all deferred tax assets were fully offset by a valuation allowance.

        The Company accrues interest and penalties, if any, on underpayment of income taxes related to unrecognized tax benefits as a component of income tax expense in its consolidated statements of operations.

  Revenue Recognition

        Supply Revenue—The Company recognizes revenue from products manufactured and supplied to its commercial partners, when the following four basic revenue recognition criteria under the related accounting guidance are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. The product can be returned within contracted specified time frames if it does not meet the applicable inspection tests. The Company estimates its return reserves based on its experience of historical return rates.

        Royalties—The Company recognizes revenue from royalties based on sales of its products into the marketplace by its commercial partners. Royalties are recognized as earned in accordance with contract terms when they can be reasonably estimated and collectability is reasonably assured. The Company's commercial partners are obligated to report their net product sales and the resulting royalty due to the Company within 60 days from the end of each quarter. Based on historical product sales, royalty receipts and other relevant information, the Company accrues royalty revenue each quarter.

        Collaborative licensing and development revenue—The Company recognizes revenue from reimbursements received in connection with feasibility studies and development work for third parties who desire to utilize its DepoFoam extended release drug delivery technology for their products, when the Company's contractual services are performed, provided collectability is reasonably assured. The Company's principal costs under these agreements include its personnel conducting research and development, and its allocated overhead, as well as research and development performed by outside contractors or consultants.

        The Company recognizes revenues from non-refundable up-front license fees received under collaboration agreements ratably over the performance period as determined under the collaboration agreement (estimated development period in the case of development agreements, and contract period or longest patent life in the case of supply and distribution agreements). If the estimated performance period is subsequently modified, the Company will modify the period over which the up-front license fee is recognized accordingly on a prospective basis. Upon termination of a collaboration agreement, any remaining non-refundable license fees received by the Company, which had been deferred, are generally recognized in full. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

        The Company recognizes revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event is substantive, its achievability was not reasonably assured at the inception of the agreement, the Company has no further performance obligations relating to the event, and collectability is reasonably assured. If these criteria are not met, the Company recognizes milestone payments ratably over the remaining period of the Company's performance obligations under the collaboration agreement. All such recognized revenues are included in collaborative licensing and development revenue in the Company's consolidated statements of operations.

  Research and Development Expenses

        Research and development expenses consist of costs associated with products being developed internally, and include related personnel expenses, laboratory supplies, active pharmaceutical ingredients, manufacturing supplies, facilities costs, preclinical and clinical trial costs, and other outside service fees. The Company expenses research and development costs as incurred. A significant portion of the Company's development activities are outsourced to third parties, including contract research organizations. In such cases, the Company may be required to make estimates of related service fees to be accrued.

  Per Share Data

        Net loss per share is determined in accordance with the two-class method. This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company. Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares. Basic net loss per share is computed by dividing net loss available (attributable) to common stockholders by the weighted average number of shares of common stock outstanding during the period. Because the holders of the Series A Convertible Preferred Stock are not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per common share no allocation to preferred stock was made for the years ended December 31, 2010, 2009 and 2008.

        Diluted net loss per share is calculated by dividing net loss available (attributable) to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period. Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two-class method). Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive. No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented. Potentially dilutive securities that would be issued upon the conversion of convertible notes, conversion of Series A convertible preferred stock and the exercise of outstanding warrants and stock options, were 8.9 million, 7.2 million and 6.6 million as of December 31, 2010, 2009 and 2008, respectively.

  Share-Based Compensation

        The Company's share-based compensation programs include grants of stock options to employees, consultants and non-employee directors. The expense associated with these programs is recognized in the Company's consolidated statements of operations based on their fair values as they are earned by the employees, consultants and non-employee directors under the applicable vesting terms.

        The valuation of stock options is an inherently subjective process, since market values are generally not available for long-term, non-transferable stock options. Accordingly, the Company uses an option pricing model to derive an estimated fair value. In calculating the estimated fair value of stock options granted, the Company uses the Black-Scholes option pricing model which requires the consideration of the following variables for purposes of estimating fair value:

  •
  the stock option exercise price;

  •
  the expected term of the option;

  •
  the grant date fair value of the Company's common stock, which is issuable upon exercise of the option;

  •
  the expected volatility of the Company's common stock;

  •
  expected dividends on the Company's common stock; and

  •
  the risk-free interest rate for the expected option term.

Of the variables above, the Company believes that the selection of an expected term and expected stock price volatility are the most subjective. The Company's historical stock option exercise experience does not provide a reasonable basis upon which to estimate expected term. Accordingly, the Company uses a term based on a simplified method, pursuant to SEC Staff Accounting Bulletin No. 107, Share-based Payment, for "plain vanilla" options. For calculating stock price volatility, the Company utilizes historical stock prices of publicly traded companies that are similar to Pacira.

        The Company estimates the level of award forfeitures expected to occur, and records compensation cost only for those awards that are ultimately expected to vest.

  Segment Reporting

        The Company currently operates in a single operating segment. The Company generates revenue from various sources that result primarily from its revenue from DepoCyt(e) and DepoDur underlying research and development activities. In addition, financial results are prepared and reviewed by management as a single operating segment.